Share-based payments - Summary of plans (Details)	12 Months Ended
Sep. 30, 2024 AUD ($) $ / shares
Westpac Long Term Variable Reward Plan (LTVR) / EIP | Performance Rights CEO Award | Awards granted in 2024
Share-based payments
Vesting period	6 years
Westpac Long Term Variable Reward Plan (LTVR) / EIP | Restricted Rights CEO Award | Awards granted in 2024 | Four-year vesting period
Share-based payments
Vesting period	4 years
Award vesting rights, percentage	50.00%
Westpac Long Term Variable Reward Plan (LTVR) / EIP | Restricted Rights CEO Award | Awards granted in 2024 | Five-year vesting period
Share-based payments
Vesting period	5 years
Award vesting rights, percentage	50.00%
Westpac Long Term Variable Reward Plan (LTVR) / EIP | Performance Rights GE Award | Awards granted in 2024
Share-based payments
Vesting period	5 years
Westpac Long Term Variable Reward Plan (LTVR) / EIP | Restricted Rights GE Award | Awards granted in 2024
Share-based payments
Vesting period	4 years
Westpac Long Term Variable Reward Plan (LTVR) / EIP | Performance Rights and Restricted Rights
Share-based payments
Exercise price | $ / shares	$ 0
Westpac Long Term Variable Reward Plan (LTVR) / EIP | Performance Rights and Restricted Rights | Awards granted in 2024
Share-based payments
Percentage of awards measured against relative total shareholder return	50.00%
Performance period	4 years
Percentage of awards measured against risk culture and other internal measures	50.00%
Westpac Long Term Variable Reward Plan (LTVR) / EIP | Performance Rights and Restricted Rights | Awards granted from 2020 to 2023
Share-based payments
Performance period	4 years
Vesting period	4 years
Restricted Shares
Share-based payments
Cost of shares allocated	$ 0
Employee Share Plan (ESP)
Share-based payments
Cost of shares allocated	0
Threshold amount of shares allocated at free of cost per employee	$ 1,000
Service conditions	3 years
Vesting period	1 year
Westpac Long Term Variable Reward Plan Awards, Westpac Performance Plan And Westpac Equity Incentive Plan Service Based Awards | Awards granted from 2020 to 2023
Share-based payments
Term of award	10 years
Westpac Long Term Variable Reward Plan Awards, Westpac Performance Plan And Westpac Equity Incentive Plan Service Based Awards | Awards granted from 2020 to 2023 | Maximum
Share-based payments
Term of award	15 years
Westpac Long Term Variable Reward Plan (LTVR) | Performance Rights and Restricted Rights | Awards granted in 2024 | Maximum
Share-based payments
Term of award	2 years